Principal Accounting Policies - Sales and marketing expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Sales and marketing expenses
Total advertising and promotion expenses including traffic acquisition expenses	$ 50.7	¥ 329.7	¥ 160.1	¥ 117.9